Note 17 - Net Earnings Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Shares issued and outstanding at beginning of period (in shares)	38,648,461	38,504,311
Issued during the period (in shares)	181,523	91,754
Weighted average number of shares used in computing basic earnings per share (in shares)	38,829,984	38,596,065
Assumed exercise of stock options acquired under the Treasury Stock Method (in shares)	477,870	271,771
Number of shares used in computing diluted earnings per share (in shares)	39,307,854	38,867,836